Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consist of the following (in thousands)

	As of December 31,
	2024	2023
Cash	$12,283	$12,162
Money market funds	44,426	155,367
Marketable securities	—	6,893
Total cash and cash equivalents	$56,709	$174,422

Schedule of restricted cash and cash equivalents

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of March 31,
	2025	2024
Cash and cash equivalents	$76,508	$45,281
Restricted cash (1)	2,639	2,605
Cash, cash equivalents, and restricted cash	$79,147	$47,886
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2024	2023
Cash and cash equivalents	$56,709	$174,422
Restricted cash	2,610	2,604
Cash, cash equivalents, and restricted cash	$59,319	$177,026

Schedule of property and equipment, estimated useful lives

Estimated Useful Life
Laboratory and manufacturing equipment	5 years
Furniture and fixtures	7 years
Computers and software	3 years
Leasehold improvements	Shorter of asset’s life or remaining lease term